Short-Term Investment (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Investment [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table summarizes the fair value measurements of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and June 30, 2026:

	Active Market for Identical Assets (Level 1)	Active Market for Identical Assets (Level 2)	Active Market for Identical Assets (Level 3)	Total Carrying Value
As of December 31, 2025
Short-term investment	-	1,435,901	-	1,435,901
Total	-	1,435,901	-	1,435,901

As of June 30, 2026
Short-term investment	-	1,435,901	-	1,435,901
Total	-	1,435,901	-	1,435,901